Principal Accounting Policies - Summary of Revenue Related to Performance Obligation (Detail) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Accounting Policies [Abstract]
2019	¥ 469,378
2020 and after	80,734
Revenue expected to be recognized	¥ 550,112